Finance receivables	9 Months Ended
Sep. 30, 2024
Finance receivables
Finance receivables

5. Finance receivables

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses.

Finance receivables as at September 30, 2024 are as follows:

$
Balance – January 1, 2024	8,095,354
Add: Additions	2,452,033
Add: Interest income	397,939
Less: Interest payments	(367,346)
Less: Principal payments	(3,390,767)
Effects of foreign exchange	(203,700)
Balance – September 30, 2024	6,983,513
Current	6,983,513
Non-current	-
Balance – September 30, 2024	6,983,513

Allowances for expected credit losses as at September 30, 2024, were $nil (December 31, 2023 - $nil). Finance receivables earn fees at fixed rates and have an average term to maturity of two years from the date of issuance. The loans are secured by residential property with a first or second collateral mortgage on the secured property, except for the loan issued to a related party. Loans are issued up to 55% of the initial appraised value of the secured property at the time of issuance.

Finance receivables include the following as at September 30, 2024:

$
Minimum payments receivable	6,647,037
Unearned income	336,476
Net investment	6,983,513
Allowance for credit losses	—
Finance receivables, net	6,983,513

As at September 30, 2024, all loans were classified at amortized cost.